UNITED STATES

                    SECURITIES AND EXCHANGE COMMISSION

                         Washington, D.C.  20549



                               FORM 13F



                          FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: June 30, 2005


Check here if Amendment [  ];  Amendment Number:

This Amendment (Check only one.): [  ] is a restatement.

                                  [  ] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:    Needelman Asset Mgmt, Inc.

Address: 800 Newport Center Dr, Ste 450

         Newport Beach, CA  92660-6300







13F File Number: 28-01623



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all

information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:    B. Masiello

Title:   Director of Operations

Phone:   949-760-6644

Signature, Place, and Date of Signing:



_______________   ________________   ________________





Report Type (Check only one.):



[X ]   13F HOLDINGS REPORT.



[  ]   13F NOTICE.



[  ]   13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE

ACT OF 1934.

                          FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     50

Form 13F Information Table Value Total:     $33,022



List of Other Included Managers:



No.   13F File Number        Name





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

                                                             MARKET
                                                            VALUE   TOTAL  SHPUT/CALL  INVSTMT    OTHER
NAME OF ISSUER                     TITLE OF CLASS CUSIP NO (x$1000) SHARES             DSCRETN  MANAGERS

ALCOA INC                          COM            013817101     609   23294SH         DEFINED            0
ALLTEL CORP                        COM            020039103     367    5895SH         DEFINED            0
ALTRIA GROUP INC                   COM            02209S103     346    5347SH         DEFINED            0
AMERICAN EXPRESS CO                COM            025816109     612   11500SH         DEFINED            0
AMERICAN INTL GROUP INC            COM            026874107     993   17086SH         DEFINED            0
ANHEUSER BUSCH COS INC             COM            035229103     900   19673SH         DEFINED            0
AON CORP                           COM            037389103     495   19779SH         DEFINED            0
BP PLC ADRS                        COM            055622104     990   15876SH         DEFINED            0
BANK OF AMERICA CORP               COM            060505104     803   17600SH         DEFINED            0
BRISTOL-MYERS SQUIBB CO            COM            110122108     621   24845SH         DEFINED            0
BURLINGTON NORTHERN SANTA FE       COM            12189T104   1,104   23451SH         DEFINED            0
CADBURY SCHWEPPES ADR 10 ORD       COM            127209302     997   26015SH         DEFINED            0
CENTRAIS ELEC BRAS SPON ADR        COM            15234Q207      74   10740SH         DEFINED            0
CITIGROUP INC                      COM            172967101     876   18950SH         DEFINED            0
COMCAST CORP CL A (NEW)            COM            20030N101     301    9803SH         DEFINED            0
COMCAST CORP CL A SPL              COM            20030N200     320   10685SH         DEFINED            0
DELPHI CORP                        COM            247126105     513  110226SH         DEFINED            0
EL PASO CORP                       COM            28336L109     248   21536SH         DEFINED            0
ELECTRONIC DATA SYS CORP (NEW)     COM            285661104     739   38375SH         DEFINED            0
EMERSON ELECTRIC COMPANY           COM            291011104     807   12888SH         DEFINED            0
EXXON MOBIL CORP (NEW)             COM            30231G102   1,147   19955SH         DEFINED            0
FORD MOTOR CO (NEW)                COM PAR $0.01  345370860     311   30351SH         DEFINED            0
GENERAL ELECTRIC COMPANY           COM            369604103     879   25375SH         DEFINED            0
GILLETTE COMPANY                   COM            375766102   1,278   25234SH         DEFINED            0
HEWLETT-PACKARD COMPANY            COM            428236103   1,338   56923SH         DEFINED            0
HOME DEPOT INC                     COM            437076102     233    6000SH         DEFINED            0
HONEYWELL INTERNATIONAL INC        COM            438516106     516   14077SH         DEFINED            0
INTEL CORPORATION                  COM            458140100     395   15187SH         DEFINED            0
INTERNATIONAL BUSINESS MACHINE     COM            459200101     805   10843SH         DEFINED            0
INTERNATIONAL PAPER                COM            460146103     559   18491SH         DEFINED            0
INTERPUBLIC GROUP OF COS INC       COM            460690100     215   17676SH         DEFINED            0
INVENSYS PLC ADR                   COM            461204109      51  136725SH         DEFINED            0
ISHARES MSCI JAPAN INDEX FUND      COM            464286848     115   11325SH         DEFINED            0
JPMORGAN CHASE & CO                COM            46625H100     971   27491SH         DEFINED            0
KIMBERLY CLARK                     COM            494368103     849   13563SH         DEFINED            0
KROGER COMPANY                     COM            501044101     726   38125SH         DEFINED            0
MCDONALDS CORP                     COM            580135101     885   31896SH         DEFINED            0
MERCK & COMPANY INC                COM            589331107     476   15440SH         DEFINED            0
NESTLE SA SPNSRD ADR REP RG SH     COM            641069406     821   12820SH         DEFINED            0
NOKIA CORP - ADR A                 COM            654902204   1,447   86985SH         DEFINED            0
PIONEER CORP - SPON ADR            COM            723646105     213   14035SH         DEFINED            0
SBC COMMUNICATIONS INC             COM            78387G103     306   12871SH         DEFINED            0
SAFEWAY INC                        COM            786514208     368   16286SH         DEFINED            0
SCHERING PLOUGH CORP               COM            806605101     291   15286SH         DEFINED            0
TARGET CORP                        COM            87612E106   1,309   24060SH         DEFINED            0
TIME WARNER INC                    COM            887317105     681   40735SH         DEFINED            0
VERIZON COMMUNICATIONS             COM            92343V104     465   13465SH         DEFINED            0
VIACOM INC-CL A                    COM            925524100     857   26590SH         DEFINED            0
WELLS FARGO & CO (NEW)             COM            949746101     923   14994SH         DEFINED            0
WYETH CORP                         COM            983024100     880   19773SH         DEFINED            0



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